Taxes - Schedule of Tax Payable (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Schedule of Tax Payable [Abstract]
VAT payable	$ (729,587)	$ 93,278
Corporate income tax payable	2,153,877	1,940,649
Other tax	1,687	1,726
Tax payable	$ 1,425,977	$ 2,035,653